UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period October 1, 2022 to December 31, 2022

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)

February 14, 2023

C-III Commercial Mortgage LLC

(Exact name of securitizer as specified in its charter)

025-00611	0001541214
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Lawrence S. Block (212) 705-5090

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

C-III Commercial Mortgage LLC (“C3CM”) is providing the disclosures required pursuant to SEC Rule 15Ga-1 (17 CFR 240.15Ga-1) pursuant to the requirements of SEC Rule 15Ga-1(c)(2). Included with this filing are the following Exhibits:

Exhibit A: Table reflecting the commercial mortgage loans contributed by C3CM to the referenced securitization and any commercial mortgage loan contributed by C3CM that is the subject of a demand to repurchase or replace received by C3CM during the quarterly reporting period reflected in this report.

Exhibit B: Explanatory Notes

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

By:	/s/ Lawrence S. Block
Name: Lawrence S. Block Title: Vice President

Date: February 14, 2023

Exhibit A

C-III Commercial Mortgage LLC - SEC Form ABS-15G 4Q2022 and Year End 2022

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that were Subject of Demand			Assets that were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgage
Wells Fargo Commercial Mortgage Trust 2018-C45, Commercial Mortgage Pass-Through Certificates Series 2018-C45 (CIK #:0001741690)	X	C-III Commercial Mortgage LLC(1) (CIK #: 0001541214)	17	$96,484,466.00	15.45%	1	$6,817,176.20	1.09%	0	0	0	1	$6,817,176.20	1.09%	1	$6,817,176.20	1.09%	0	0	0	0	0	0

Total			17	$96,484,466.00	15.45%	1	$6,817,176.20	1.09%	0	0	0	1	$6,817,176.20	1.09%	1	$6,817,176.20	1.09%	0	0	0	0	0	0

(1)

Two of the mortgage loans sold by C-III Commercial Mortgage LLC (“C3CM”) to the Issuing Entity, representing approximately 2.33% of the aggregate principal balance of the pool of mortgage loans included in the Issuing Entity, were originated by C-III Mortgage Funding LLC, an affiliate of C3CM.

Exhibit B

C-III Commercial Mortgage LLC – Explanatory Notes

1.

In connection with the preparation of this report for the quarterly reporting period October 1, 2022 through December 31, 2022 (the “Reporting Period”), C-III Commercial Mortgage LLC (“C3CM”) has gathered the information required by this Form ABS-15G and SEC Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which C3CM is a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in C3CM’s records regarding demands for the repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (each, a “Demand”) that are required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Demand obligations of C3CM (“Demand Entities”), and (iv) requesting all Reportable Information from the trustee of the Issuing Entity and other Demand Entities that is within their respective possession and which has not been previously provided to C3CM.

The Demand activity reported herein is described in terms of a particular loan’s status as of the last day of the Reporting Period (columns (g), (h), (i), (m), (n), (o), (p), (q) and (r)).

2.

The number of assets and dollar amounts ($) reflected in columns (d) and (e), respectively, reflect only the commercial mortgage loans contributed by C3CM to the securitization (and do not reflect any assets contributed to the securitization (the “Issuing Entity”) by any other originator). The number of assets reflected in columns (g), (m) and (p) and the dollar amounts ($) reflected in columns (h), (n) and (q) reflect only the commercial mortgage loan contributed by C3CM to the Issuing Entity that is subject to a Demand (and do not reflect any assets contributed by any other originator to the Issuing Entity that may be the subject of a Demand). However, the percentages (%) of principal balances reflected in columns (f), (i), (o) and (r) reflect the commercial mortgage loans or the particular commercial mortgage loan subject to a Demand, as applicable, contributed by C3CM as a percentage of all assets contributed to the Issuing Entity by all of the originators and are based on a principal balance of $624,404,121.01, as reported by the Issuing Entity on Form 10-D for the monthly distribution period from December 17, 2022 to January 18, 2023.

3.

The dollar amounts ($) in columns (e), (h), (n), and (q) and the percentages (%) in columns (f), (i), (o) and (s) reflect the dollar amounts ($) and percentages (%), respectively, from the information reported by the Issuing Entity on Form 10-D for the monthly distribution period from December 17, 2022 to January 18, 2023.

4.

“Originator” generally refers to the party identified in the securities offering materials at the time of issuance for purposes of satisfying applicable SEC disclosure requirements (columns (c), (d), (e) and (f)). For purposes of this report, “Originator” means C3CM.

5.	“Assets that were Subject of Demand” (columns (g), (h) and (i)) include only assets that are subject to a new Demand received by C3CM during the Reporting Periods.

6.	“Assets Pending Repurchase or Replacement (within Cure Period)” (columns (m), (n) and (o)) include assets that are subject to a Demand and within the cure period.

7.

“Demand in Dispute” (columns (p), (q) and (r)) includes assets for which a party has responded to one or more related Demands to repurchase or replace such asset by refuting the allegations supporting such Demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent disputing of such Demand(s) as of the end of the Reporting Period (columns (p), (q) and (r)).